PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Property other than IPP solar parks
Total
Property, plant and equipment at beginning of period	$ 684
Property, plant and equipment at end of period	460	$ 684
Leasehold improvement
Total
Property, plant and equipment at beginning of period	103
Property, plant and equipment at end of period	$ 84	103
Estimated useful lives of property, plant and equipment (in years)	20 years
Motor vehicles
Total
Property, plant and equipment at beginning of period	$ 182
Property, plant and equipment at end of period	$ 69	182
Estimated useful lives of property, plant and equipment (in years)	5 years
Furniture and fixtures
Total
Property, plant and equipment at beginning of period	$ 399
Property, plant and equipment at end of period	$ 307	399
Estimated useful lives of property, plant and equipment (in years)	5 years
COST / gross amount | Property other than IPP solar parks
Total
Property, plant and equipment at beginning of period	$ 1,544	2,377
Additions	53	114
Disposals		(900)
Held for sale (Note 19)	(150)
Exchange adjustments	(52)	(47)
Property, plant and equipment at end of period	1,395	1,544
COST / gross amount | Leasehold improvement
Total
Property, plant and equipment at beginning of period	161	128
Additions		35
Exchange adjustments	3	(2)
Property, plant and equipment at end of period	164	161
COST / gross amount | Motor vehicles
Total
Property, plant and equipment at beginning of period	267	842
Additions	9
Disposals		(569)
Held for sale (Note 19)	(92)
Exchange adjustments	(3)	(6)
Property, plant and equipment at end of period	181	267
COST / gross amount | Furniture and fixtures
Total
Property, plant and equipment at beginning of period	1,116	1,407
Additions	44	79
Disposals		(331)
Held for sale (Note 19)	(58)
Exchange adjustments	(52)	(39)
Property, plant and equipment at end of period	1,050	1,116
DEPRECIATION / AMORTIZATION | Property other than IPP solar parks
Total
Property, plant and equipment at beginning of period	860	1,461
Provided for the year		204
Additions	172
Disposals		(771)
Held for sale (Note 19)	(75)
Exchange adjustments	(22)	(34)
Property, plant and equipment at end of period	935	860
DEPRECIATION / AMORTIZATION | Leasehold improvement
Total
Property, plant and equipment at beginning of period	58	41
Provided for the year		18
Additions	20
Exchange adjustments	2	(1)
Property, plant and equipment at end of period	80	58
DEPRECIATION / AMORTIZATION | Motor vehicles
Total
Property, plant and equipment at beginning of period	85	490
Provided for the year		52
Additions	48
Disposals		(457)
Held for sale (Note 19)	(20)
Exchange adjustments	(1)
Property, plant and equipment at end of period	112	85
DEPRECIATION / AMORTIZATION | Furniture and fixtures
Total
Property, plant and equipment at beginning of period	717	930
Provided for the year		134
Additions	104
Disposals		(314)
Held for sale (Note 19)	(55)
Exchange adjustments	(23)	(33)
Property, plant and equipment at end of period	$ 743	$ 717